UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Management Services, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         November 27, 2001
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 60
                                        -------------------

Form 13F Information Table Value Total: $ 214,501
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
AFLAC                          com         001055102     4556   168752  SH      SOLE                 137777            30975
AOL Time Warner                com         00184A105     6759   204191  SH      SOLE                 164942            39249
Abbott Laboratories            com         002824100      846    16310  SH      SOLE                   8530             7780
Advanced Tissue Sciences       com         00755F103       75    21000  SH      SOLE                  21000
Allergan, Inc.                 com         018490102     2845    42911  SH      SOLE                  34016             8895
Amer Home Products             com         026609107      889    15265  SH      SOLE                   7765             7500
Amer Int'l Group               com         026874107     9324   119541  SH      SOLE                  93901            25640
Amgen                          com         031162100     4752    80852  SH      SOLE                  65777            15075
Automatic Data Proc            com         053015103     7182   152668  SH      SOLE                 114953            37715
Bank One Corp                  com         06423A103      718    22802  SH      SOLE                  18356             4446
Bristol-Myers Squibb           com         110122108     5393    97061  SH      SOLE                  79904            17157
Calpine Corporation            com         131347106     5581   244690  SH      SOLE                 198295            46395
Cintas Corp.                   com         172908105     2618    64960  SH      SOLE                  52485            12475
Cisco Systems Inc              com         17275R102     4117   337990  SH      SOLE                 273702            64288
Citigroup                      com         172967101     6513   160819  SH      SOLE                 130992            29827
Coca-Cola                      com         191216100      421     8986  SH      SOLE                   6986             2000
Comerica                       com         200340107     1952    35240  SH      SOLE                  25275             9965
Concord EFS Inc.               com         206197105     2832    57865  SH      SOLE                  47750            10115
Costco Wholesale Corp          com         22160K105     4972   139806  SH      SOLE                 112161            27645
Dell Computers                 com         247025109     2243   121044  SH      SOLE                 102079            18965
Disney (Walt)Holding Co.       com         254687106      212    11362  SH      SOLE                  11362
Emerson Electric               com         291011104     2465    52385  SH      SOLE                  41111            11274
Exxon-Mobil Corp               com         30231G102     8994   228284  SH      SOLE                 184126            44158
Fannie Mae                     com         313586109      245     3055  SH      SOLE                   2225              830
Fifth Third Bancorp            com         316773100      348     5660  SH      SOLE                   4985              675
Ford Motor Co                  com         345370100      359    20671  SH      SOLE                  16827             3844
Genentech                      com         368710406     3102    70504  SH      SOLE                  57444            13060
General Electric               com         369604103    10649   286266  SH      SOLE                 217954            68312
Global Crossing Ltd.           com         G3921A100      592   328693  SH      SOLE                 271533            57160
Home Depot                     com         437076102     7332   191078  SH      SOLE                 156623            34455
Int'l Bus. Machines            com         459200101     5783    62652  SH      SOLE                  49550            13102
Intel Corp                     com         458140100     5363   262353  SH      SOLE                 202862            59491
Interpublic Grp Cos            com         460690100     2894   141872  SH      SOLE                 114087            27785
J.P. Morgan Chase & Co.        com         46625H100     3493   102274  SH      SOLE                  82924            19350
JDS Uniphase Corp              com         46612J101       86    13664  SH      SOLE                   8334             5330
Johnson & Johnson              com         478160104     6125   110563  SH      SOLE                  90951            19612
Kohl's Corp.                   com         500255104     2247    46805  SH      SOLE                  36900             9905
Lilly (Eli)                    com         532457108      720     8927  SH      SOLE                   6307             2620
Medtronic Inc                  com         585055106     7543   173406  SH      SOLE                 140866            32540
Mellon Financial Corp.         com         58551A108      970    30000  SH      SOLE                  30000
Merck & Co                     com         589331107     7536   113153  SH      SOLE                  89993            23160
Microsoft                      com         594918104     7834   153099  SH      SOLE                 126007            27092
Minnesota Min'g/Mfg            com         604059105      536     5449  SH      SOLE                   2812             2637
Northern Trust Company         com         665859104     5934   113066  SH      SOLE                  91206            21860
Oracle Corp                    com         68389X105     4498   357556  SH      SOLE                 279663            77893
Pfizer, Inc                    com         717081103     5564   138752  SH      SOLE                 115347            23405
Procter & Gamble               com         742718109      366     5032  SH      SOLE                   4732              300
QUALCOMM Inc                   com         747525103     4199    88319  SH      SOLE                  72004            16315
Royal Dutch Petrol             com         780257804      248     4928  SH      SOLE                   4928
S & P Depository Receipts      com         78462F103     1702    16298  SH      SOLE                  13768             2530
Schwab (Charles) Corp          com         808513105      211    18360  SH      SOLE                   4710            13650
Stryker Corp                   com         863667101     2432    45969  SH      SOLE                  18154            27815
Sun Microsystems               com         866810104      104    12531  SH      SOLE                  10571             1960
Sysco Corp                     com         871829107     7525   294639  SH      SOLE                 235185            59454
Texas Instruments              com         882508104     2385    95488  SH      SOLE                  78978            16510
Tyco International             com         902124106     8574   188430  SH      SOLE                 154840            33590
USA Education, Inc.            com         90390U102     4031    48625  SH      SOLE                  40265             8360
Vodafone Group PLC ADR         com         92857W100     3211   146227  SH      SOLE                 119100            27127
Wal Mart Stores                com         931142103     3237    65396  SH      SOLE                  53556            11840
Zimmer Holdings                com         98956P102      264     9513  SH      SOLE                   7839             1674